SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated-parties	[1]	$ 1,209,202	$ 837,041
Advances to a related party		239,469	246,080
Advances to employees		78,566	309,911
Other current assets		112,833	161,456
Total		$ 1,640,070	$ 1,554,488

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.